SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets		$ 34,939	$ 27,973
of which cash and cash equivalents		4,215	5,600	$ 4,867	$ 2,172
Non-current assets		55,573	54,079
Current liabilities		24,167	22,667
Non-current liabilities		15,001	19,148
Carrying amount in the statements of financial position		6,087	3,006
Revenue		76,571	53,270	70,615
Depreciation and amortization		(2,523)	(2,960)	(3,067)
Interest income		79	56	88
Interest expense		(357)	(477)	(695)
Income tax benefit (expense)		(2,460)	(1,666)	(459)
Income (loss) from continuing operations		15,565	(578)	(2,391)
Other comprehensive income (loss)		2,326	(826)	(624)
Total comprehensive income (loss)		17,891	(1,404)	(3,015)
Deferred tax liabilities		2,369	1,832
Joint ventures
Disclosure of joint ventures [line items]
Current assets		13,718	5,701	4,914
of which cash and cash equivalents		1,994	1,392	768
Non-current assets		12,963	8,502	9,061
Current liabilities		7,337	2,436	7,952
of which trade and other payables and provisions		4,965	1,297	1,453
Non-current liabilities		8,798	6,642	1,393
of which trade and other payables and provisions		1,786	140	121
Total net assets		10,546	5,125	4,630
Company's share of net assets		5,872	2,865	2,565
Adjustments for differences in accounting policies and other		215	141	21
Carrying amount in the statements of financial position		6,087	3,006	2,586
Revenue		19,623	9,161	5,916
Depreciation and amortization		(696)	(545)	(155)
Interest income		57	45	6
Interest expense		(237)	(204)	(107)
Income tax benefit (expense)		59	293	(122)
Income (loss) from continuing operations		2,823	564	97
Other comprehensive income (loss)		844	(96)
Total comprehensive income (loss)		3,667	468	97
Cash dividends received by the Company		$ 73	$ 67	$ 78
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		60.00%	60.00%	60.00%
Current assets		$ 5,536	$ 3,528	$ 2,318
of which cash and cash equivalents		1,285	1,137	444
Non-current assets		6,260	5,745	6,295
Current liabilities		764	657	5,922
of which trade and other payables and provisions		620	524	670
Non-current liabilities		5,770	5,604	189
of which trade and other payables and provisions		331	67	46
Total net assets		5,262	3,012	2,502
Company's share of net assets		3,157	1,807	1,501
Adjustments for differences in accounting policies and other		148	149	48
Carrying amount in the statements of financial position		3,305	1,956	1,549
Revenue		7,226	3,992	0
Depreciation and amortization		(378)	(371)	0
Interest income		53	43	2
Interest expense		(139)	(135)	(10)
Income tax benefit (expense)		(71)	318	(83)
Income (loss) from continuing operations		1,436	472	(116)
Other comprehensive income (loss)		818	(98)
Total comprehensive income (loss)		2,254	374	(116)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Proportion of voting rights held in joint venture (in percent)				60.00%
Acciaierie d'Italia
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	62.00%	62.00%
Current assets		$ 3,643
of which cash and cash equivalents		92
Non-current assets		2,669
Current liabilities		3,313
of which trade and other payables and provisions		2,840
Non-current liabilities		1,365
of which trade and other payables and provisions		1,342
Total net assets		1,634
Company's share of net assets		1,013
Adjustments for differences in accounting policies and other		146
Carrying amount in the statements of financial position		1,159
Revenue		3,291
Depreciation and amortization		(119)
Interest income		0
Interest expense		(12)
Income tax benefit (expense)		211
Income (loss) from continuing operations		393
Other comprehensive income (loss)		0
Total comprehensive income (loss)		393
Cash dividends received by the Company		$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%	50.00%	50.00%
Current assets		$ 2,334	$ 1,236	$ 1,604
of which cash and cash equivalents		256	53	62
Non-current assets		1,418	1,261	1,282
Current liabilities		1,162	805	984
of which trade and other payables and provisions		202	138	144
Non-current liabilities		790	662	764
of which trade and other payables and provisions		0	0	0
Total net assets		1,800	1,030	1,138
Company's share of net assets		900	515	569
Adjustments for differences in accounting policies and other		(34)	24	6
Carrying amount in the statements of financial position		866	539	575
Revenue		4,808	2,693	3,504
Depreciation and amortization		(65)	(61)	(63)
Interest income		0	0	2
Interest expense		(28)	(33)	(48)
Income tax benefit (expense)		0	0	0
Income (loss) from continuing operations		861	9	156
Other comprehensive income (loss)		9	0
Total comprehensive income (loss)		870	9	156
Cash dividends received by the Company		$ 50	$ 58	$ 57
Proportion of voting rights held in joint venture (in percent)				50.00%
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%	50.00%	50.00%
Current assets		$ 293	$ 252	$ 313
of which cash and cash equivalents		56	77	81
Non-current assets		679	669	637
Current liabilities		466	511	485
of which trade and other payables and provisions		272	232	226
Non-current liabilities		8	23	147
of which trade and other payables and provisions		0	0	0
Total net assets		498	387	318
Company's share of net assets		249	194	159
Adjustments for differences in accounting policies and other		0	0	0
Carrying amount in the statements of financial position		249	194	159
Revenue		1,452	1,001	772
Depreciation and amortization		(34)	(41)	(31)
Interest income		3	1	1
Interest expense		(7)	(16)	(23)
Income tax benefit (expense)		(12)	(6)	(22)
Income (loss) from continuing operations		95	47	10
Other comprehensive income (loss)		0	0
Total comprehensive income (loss)		95	47	10
Cash dividends received by the Company		$ 0	$ 0	$ 0
Proportion of voting rights held in joint venture (in percent)				50.00%
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%	50.00%	50.00%
Current assets		$ 356	$ 175	$ 171
of which cash and cash equivalents		62	43	75
Non-current assets		497	570	580
Current liabilities		376	180	183
of which trade and other payables and provisions		330	132	139
Non-current liabilities		169	226	244
of which trade and other payables and provisions		24	26	26
Total net assets		308	339	324
Company's share of net assets		154	170	162
Adjustments for differences in accounting policies and other		0	0	0
Carrying amount in the statements of financial position		154	170	162
Revenue		721	420	499
Depreciation and amortization		(34)	(48)	(37)
Interest income		0	0	0
Interest expense		(6)	(8)	(7)
Income tax benefit (expense)		(4)	(2)	(7)
Income (loss) from continuing operations		18	7	28
Other comprehensive income (loss)		8	6
Total comprehensive income (loss)		26	13	28
Cash dividends received by the Company		$ 10	$ 0	$ 9
Proportion of voting rights held in joint venture (in percent)				50.00%
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%	50.00%	50.00%
Current assets		$ 983	$ 510	$ 508
of which cash and cash equivalents		155	82	106
Non-current assets		243	257	267
Current liabilities		723	283	378
of which trade and other payables and provisions		581	271	274
Non-current liabilities		56	127	49
of which trade and other payables and provisions		44	47	49
Total net assets		447	357	348
Company's share of net assets		224	179	174
Adjustments for differences in accounting policies and other		(29)	(32)	(33)
Carrying amount in the statements of financial position		195	147	141
Revenue		1,791	1,055	1,141
Depreciation and amortization		(24)	(24)	(24)
Interest income		1	1	1
Interest expense		(18)	(12)	(19)
Income tax benefit (expense)		(65)	(17)	(10)
Income (loss) from continuing operations		105	29	19
Other comprehensive income (loss)		9	(4)
Total comprehensive income (loss)		114	25	19
Cash dividends received by the Company		$ 13	$ 9	$ 12
Proportion of ownership in joint venture, based on shares issued (in percent)		45.33%	45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture (in percent)		48.01%	48.01%	48.01%
Deferred tax liabilities		$ 39	$ 39	$ 42
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		29.23%	40.80%
Current assets		$ 573
of which cash and cash equivalents		88
Non-current assets		1,197
Current liabilities		533
of which trade and other payables and provisions		120
Non-current liabilities		640
of which trade and other payables and provisions		45
Total net assets		597
Company's share of net assets		175
Adjustments for differences in accounting policies and other		(16)
Carrying amount in the statements of financial position		159
Revenue		334
Depreciation and amortization		(42)
Interest income		0
Interest expense		(27)
Income tax benefit (expense)		0
Income (loss) from continuing operations		(85)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(85)
Cash dividends received by the Company		$ 0